14. INCOME TAX: Schedule of reconciliation of income taxes at statutory rates (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
Net loss for the year	$ (1,885,332)	$ (1,906,297)	$ (1,872,121)
Expected income tax recovery	(509,040)	(495,637)	(486,751)
Effect of foreign tax rate	145,825	110,748	39,191
Non-deductible items	38,513	76,169	71,150
Deductible items	(15,911)	(14,580)	(19,631)
Unrecognized benefit of non-capital losses	340,613	323,301	396,041
Income taxes at statutory	$ 0	$ 0	$ 0